Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST

AST J.P. Morgan Strategic Opportunities Portfolio

Supplement dated October 1, 2015
to the Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the AST J.P. Morgan Strategic Opportunities Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

The Board of Trustees of the Trust has approved amending the Subadvisory Agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (together with PI, the Manager) and J.P. Morgan Investment Management, Inc. to reflect a new subadvisory fee schedule with respect to the Portfolio to be paid by the Manager to J.P. Morgan. This change is expected to become effective on or about October 1, 2015.

To reflect this change, the Prospectus and the SAI are revised as follows:

I.	The table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.05%
Dividend Expense on Short Sales	0.10%
Broker Fees and Expenses on Short Sales	None
Total Annual Portfolio Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.20%

(1) The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This waiver may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST J.P Morgan Strategic Opportunities Portfolio	$122	$383	$664	$1,465

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST

AST J.P. Morgan Strategic Opportunities Portfolio

Supplement dated October 1, 2015
to the Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the AST J.P. Morgan Strategic Opportunities Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

The Board of Trustees of the Trust has approved amending the Subadvisory Agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (together with PI, the Manager) and J.P. Morgan Investment Management, Inc. to reflect a new subadvisory fee schedule with respect to the Portfolio to be paid by the Manager to J.P. Morgan. This change is expected to become effective on or about October 1, 2015.

To reflect this change, the Prospectus and the SAI are revised as follows:

I.	The table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.05%
Dividend Expense on Short Sales	0.10%
Broker Fees and Expenses on Short Sales	None
Total Annual Portfolio Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.20%

(1) The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This waiver may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST J.P Morgan Strategic Opportunities Portfolio	$122	$383	$664	$1,465

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO | AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.10%
Broker Fees and Expenses on Short Sales	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	$ 1,465

[1]	The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This waiver may not be terminated prior to June 30, 2017 without the prior approval of the Trust's Board of Trustees.